Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative instruments
Vessels held for sale (notes 4a and 19)	$ 6,900	$ 55,450
Other:
Long-term debt	(3,182,894)	(3,363,874)
Interest Rate Swaps [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(203,106)
Cross Currency Swaps Agreements [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(137,379)
Foreign currency forward contracts [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(1,786)
Carrying Amount [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents and restricted cash	342,287	318,993
Carrying Amount [Member] | Level 3 [Member] | Recurring [Member] | Logitel Offshore Holding [Member]
Recurring:
Contingent consideration	0	(14,830)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swaps [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(203,106)	(235,998)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Cross Currency Swaps Agreements [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(137,379)	(183,327)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(1,786)	(11,509)
Carrying Amount [Member] | Level 2 [Member] | Non-Recurring [Member]
Derivative instruments
Vessels held for sale (notes 4a and 19)	6,900	55,450
Non-Recurring:
Vessels and equipment	11,300	100,600
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents and restricted cash	342,287	318,993
Fair Value [Member] | Level 3 [Member] | Recurring [Member] | Logitel Offshore Holding [Member]
Recurring:
Contingent consideration	0	(14,830)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swaps [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(203,106)	(235,998)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Cross Currency Swaps Agreements [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(137,379)	(183,327)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(1,786)	(11,509)
Fair Value [Member] | Level 2 [Member] | Non-Recurring [Member]
Derivative instruments
Vessels held for sale (notes 4a and 19)	6,900	55,450
Non-Recurring:
Vessels and equipment	11,300	100,600
Public [Member] | Carrying Amount [Member] | Level 1 [Member]
Other:
Long-term debt	(550,525)	(620,746)
Public [Member] | Fair Value [Member] | Level 1 [Member]
Other:
Long-term debt	(480,710)	(473,729)
Private [Member] | Carrying Amount [Member] | Level 2 [Member]
Other:
Long-term debt	(2,632,369)	(2,743,128)
Private [Member] | Fair Value [Member] | Level 2 [Member]
Other:
Long-term debt	$ (2,551,697)	$ (2,783,597)